UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28-
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            Jan 20, 2005
---------------------     -------------------------      ------------
     [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		0
                                         -----------------

Form 13F Information Table Entry Total:  	137
					 -----------------

Form 13F Information Table Value Total:       98,663
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


AVX Corp			com	002444107	 706	 56000	 SH		SOLE			56000	0	0
Accredo Health Inc		com	00437V104	 416	 15000	 SH		SOLE			15000	0	0
Adaptec Inc			com	00651F108	 787	103700	 SH		SOLE			103700	0	0
Advanced Digital Information	com	007525108	 303	 30237	 SH		SOLE			30237	0	0
Aeroflex Inc			com	007768104	1267	104559	 SH		SOLE			104559	0	0
Agrium Inc			com	008916108	 435	 25800	 SH		SOLE			25800	0	0
Andrew Corp			com	034425108	 995	 73000	 SH		SOLE			73000	0	0
Apac Customer Services Inc	com	00185E106	  57	 32990	 SH		SOLE			32990	0	0
Ascential Software Corp	      com new	04362P207	1199	 73500	 SH		SOLE			73500	0	0
Avid Technolgy Inc		com	05367P100	 648	 10500	 SH		SOLE			10500	0	0
Avnet Inc			com	053807103	1404	 76992	 SH		SOLE			76992	0	0
Axcelis Technologies		com	054540109	 211	 26000	 SH		SOLE			26000	0	0
BMC Software			com	055921100	 335	 18000	 SH		SOLE			18000	0	0
Bed Bath & Beyond Inc		com	075896100	 299	  7500	 SH		SOLE			7500	0	0
Bisys Group Inc			com	055472104	 872	 53000	 SH		SOLE			53000	0	0
Borland Software Corp		com	099849101	1168	100000	 SH		SOLE			100000	0	0
Brinks Co			com	109696104	1134	 28700	 SH		SOLE			28700	0	0
Brocade Communications		com	111621108	1428	186958	 SH		SOLE			186958	0	0
Brooktrout Inc			com	114580103	 803	 66853	 SH		SOLE			66853	0	0
CDI Corp			com	125071100	 372	 17400	 SH		SOLE			17400	0	0
Cadence Design System		com	127387108	 261	 18900	 SH		SOLE			18900	0	0
Caesars Entertainment Inc	com	127687101	 806	 40000	 SH		SOLE			40000	0	0
CalAmp Corp			com	129900106	 266	 29800	 SH		SOLE			29800	0	0
Captaris Inc			com	14071N104	 773	149715	 SH		SOLE			149715	0	0
Carreker Corp			com	144433109	1186	137950	 SH		SOLE			137950	0	0
Carrington Labs Inc		com	144525102	  63	 10300	 SH		SOLE			10300	0	0
Celestica		    sub vtg shs	15101Q108	 144	 10200	 SH		SOLE			10200	0	0
Central Fght Lines Inc New	com	153491105	 299	 47446	 SH		SOLE			47446	0	0
Century Business Svcs Inc	com	156490104	 427	 97962	 SH		SOLE			97962	0	0
Clear Channel Communications	com	184502102	 502	 15000	 SH		SOLE			15000	0	0
Coherent Inc			com	192479103	 898	 29493	 SH		SOLE			29493	0	0
Comfort Sys USA Inc		com	199908104	 631	 82100	 SH		SOLE			82100	0	0
CompuDyne Corp		  com par $0.75	204795306	  98	 13139	 SH		SOLE			13139	0	0
Computer Horizons Corp		com	205908106	 375	 98386	 SH		SOLE			98386	0	0
Computer Task Group		com	205477102	 226	 40300	 SH		SOLE			40300	0	0
Comverse Technology	  com par $0.10	205862402	1235	 50500	 SH		SOLE			50500	0	0
Concord Communications Inc	com	206186108	1062	 95864	 SH		SOLE			95864	0	0
Copart Inc			com	217204106	 426	 16200	 SH		SOLE			16200	0	0
Datastream Sys Inc		com	238124101	1170	168808	 SH		SOLE			168808	0	0
DoubleClick			com	258609304	1124	144500	 SH		SOLE			144500	0	0
Ellis Perry Intl Inc		com	288853104	1171	 57542	 SH		SOLE			57542	0	0
E M C Corp Mass			com	268648102	 595	 40000	 SH		SOLE			40000	0	0
First Consulting Group Inc	com	31986R103	 640	104700	 SH		SOLE			104700	0	0
Fluor Corp			com	343412102	 605	 11100	 SH		SOLE			11100	0	0
GSI Lumonics Inc		com	36229U102	 138	 12000	 SH		SOLE			12000	0	0
Gap Inc Del			com	364760108	 929	 44000	 SH		SOLE			44000	0	0
Gartner Inc			com	366651107	 247	 19800	 SH		SOLE			19800	0	0
Glenayre Technologies		com	377899109	 429	196700	 SH		SOLE			196700	0	0
HMS Hldgs Corp			com	40425J101	 113	 12500	 SH		SOLE			12500	0	0
Hayes Lemmerz Intl Inc 	      com new	420781304	 747	 84600	 SH		SOLE			84600	0	0
Health Net Inc			com	42222G108	 860	 29800	 SH		SOLE			29800	0	0
Healthtronics Inc		com	42222L107	 698	 65634	 SH		SOLE			65634	0	0
Hewitt Assocs Inc		com	42822Q100	1990	 62159	 SH		SOLE			62159	0	0
Hewlett Packard Co		com	428236103	 710	 33838	 SH		SOLE			33838	0	0
Hilb Rogal & Hobbs Co		com	431294107	 533	 14700	 SH		SOLE			14700	0	0
Hooper Holmes Inc		com	439104100	 439	 74200	 SH		SOLE			74200	0	0
ICT Group Inc			com	44929Y101	 682	 70231	 SH		SOLE			70231	0	0
IVAX Corp			com	465823102	1196	 75625	 SH		SOLE			75625	0	0
InFocus corp			com	45665B106	 758	 82800	 SH		SOLE			82800	0	0
Inforte Corp			com	45677R107	 407	 51591	 SH		SOLE			51591	0	0
Innovex Inc			com	457647105	 572	104898	 SH		SOLE			104898	0	0
Intel Corp			com	458140100	 709	 30300	 SH		SOLE			30300	0	0
Intersil Corp 			Cl A	46069S109	 627	 37500	 SH		SOLE			37500	0	0
JDA Software Group Inc		com	46612K108	1475	108270	 SH		SOLE			108270	0	0
Jabil Circuit Inc		com	466313103	 898	 35100	 SH		SOLE			35100	0	0
Jones Apparel Group		com	480074103	 688	 18800	 SH		SOLE			18800	0	0
Keane Inc			com	486665102	 437	 29700	 SH		SOLE			29700	0	0
Kforce Inc			com	493732101	 862	 77664	 SH		SOLE			77664	0	0
LIN TV Corp		      com ser A	532774106	 722	 37800	 SH		SOLE			37800	0	0
Lawson Software Inc		com	520780107	 520	 75659	 SH		SOLE			75659	0	0
Liberty Media Corp		com	530718105	 384	 35000	 SH		SOLE			35000	0	0
Linen N Things Inc		com	535679104	 370	 14900	 SH		SOLE			14900	0	0
MPS Group Inc			com	553409103	2052	167400	 SH		SOLE			167400	0	0
MRO Software Inc		com	55347W105	 671	 51500	 SH		SOLE			51500	0	0
Manor Care Inc New		com	564055101	 829	 23400	 SH		SOLE			23400	0	0
Manugistic Group Inc		com	565011103	 239	 83278	 SH		SOLE			83278	0	0
Mapics Inc			com	564910107	1755	166851	 SH		SOLE			166851	0	0
McKesson Corp			com	58155Q103	 472	 15000	 SH		SOLE			15000	0	0
Mentor Graphics Corp		com	587200106	 321	 21000	 SH		SOLE			21000	0	0
Merix Corp			com	590049102	 535	 46400	 SH		SOLE			46400	0	0
Modtech Hldgs Inc		com	60783C100	1079	137138	 SH		SOLE			137138	0	0
NMS Communications Corp		com	629248105	 537	 85170	 SH		SOLE			85170	0	0
Nassda Corp			com	63172M101	 340	 49238	 SH		SOLE			49238	0	0
Newell Rubbermaid Inc		com	651229106	 774	 32000	 SH		SOLE			32000	0	0
Nokia Corp		  Sponsored ADR	654902204	 956	 61000	 SH		SOLE			61000	0	0
Nortel Networks Corporation	com	656568102	 458	132000	 SH		SOLE			132000	0	0
Novell Inc			com	670006105	 911	135037	 SH		SOLE			135037	0	0
Nu Horizons Electrs Corp	com	669908105	 196	 24518	 SH		SOLE			24518	0	0
On-Assignment Inc		com	682159108	 911	175450	 SH		SOLE			175450	0	0
Optical Communication Prods	Cl A	68382T101	  90	 36164	 SH		SOLE			36164	0	0
Osteotech Inc			com	688582105	 445	 80904	 SH		SOLE			80904	0	0
PC-Tel Inc			com	69325Q105	 233	 29331	 SH		SOLE			29331	0	0
Park Electrochemical Corp	com	700416209	 820	 37800	 SH		SOLE			37800	0	0
Pec Solutions Inc		com	705107100	 312	 22008	 SH		SOLE			22008	0	0
Pervasive Software Inc		com	715710109	 308	 63500	 SH		SOLE			63500	0	0
Photronics Inc			com	719405102	1333	 80766	 SH		SOLE			80766	0	0
Pinnacle Sys Inc		com	723481107	 472	 77300	 SH		SOLE			77300	0	0
Planar Sys Inc			com	726900103	 393	 35000	 SH		SOLE			35000	0	0
Plumtree Software Inc		com	72940Q104	 491	108620	 SH		SOLE			108620	0	0
Powerwave Technologies Inc	com	739363109	 730	 86100	 SH		SOLE			86100	0	0
Pride Intl Inc Del		com	74153Q102	 228	 11100	 SH		SOLE			11100	0	0
Quantum Corp		       com DSSG	747906204	 188	 71700	 SH		SOLE			71700	0	0
RCM Technologies Inc	       com new	749360400	 491	 97600	 SH		SOLE			97600	0	0
Radiant Systems	Inc		com	75025N102	1422	218494	 SH		SOLE			218494	0	0
Regeneration Tech Inc Del	com	75886N100	1550	147921	 SH		SOLE			147921	0	0
RehabCare Group			com	759148109	 560	 20000	 SH		SOLE			20000	0	0
Retek Inc			com	76128Q109	2115	343845	 SH		SOLE			343845	0	0
SCS Transn Inc			com	81111T102	 481	 20600	 SH		SOLE			20600	0	0
Sandisk Corp			com	80004C101	 211	  8470	 SH		SOLE			8470	0	0
Scholastic Corp			com	807066105	 816	 22090	 SH		SOLE			22090	0	0
Schulman A Inc			com	808194104	1115	 52100	 SH		SOLE			52100	0	0
Siebel Sys Inc			com	826170102	 532	 50741	 SH		SOLE			50741	0	0
Six Flags Inc			com	83001P109	  99	 18400	 SH		SOLE			18400	0	0
Skyworks Solutions Inc		com	83088M102	1056	112023	 SH		SOLE			112023	0	0
Solectron Corp			com	834182107	 653	122474	 SH		SOLE			122474	0	0
Sonic Innovations Inc		com	83545M109	 432	103550	 SH		SOLE			103550	0	0
SourceCorp			com	836167106	 696	 36400	 SH		SOLE			36400	0	0
Southwest Airls Co		com	844741108	1709	105000	 SH		SOLE			105000	0	0
Steelcase Inc			CL A	858155203	 248	 17900	 SH		SOLE			17900	0	0
Stewart & Stevenson Svcs Inc	com	860342104	1248	 61700	 SH		SOLE			61700	0	0
Stonepath Group			com	861837102	  57	 47292	 SH		SOLE			47292	0	0
Sun Microsystems Inc		com	866810104	1529	283600	 SH		SOLE			283600	0	0
Swift Transn Co			com	870756103	1246	 58000	 SH		SOLE			58000	0	0
Sycamore Networks Inc		com	871206108	 626	154126	 SH		SOLE			154126	0	0
Sykes Enterprises Inc		com	871237103	 872	125416	 SH		SOLE			125416	0	0
Symbol Technologies Inc		com	871508107	1176	 68000	 SH		SOLE			68000	0	0
TII Network Tech	       com new	872479209	  23	 15000	 SH		SOLE			15000	0	0
Technitrol Inc			com	878555101	1127	 61900	 SH		SOLE			61900	0	0
TeleTech Holdings Inc		com	879939106	 432	 44594	 SH		SOLE			44594	0	0
Texas Instrs Inc		com	882508104	1192	 48400	 SH		SOLE			48400	0	0
Tredegar Corp			com	894650100	 226	 11200	 SH		SOLE			11200	0	0
Verisity Ltd			ord	M97385112	1637	199663	 SH		SOLE			199663	0	0
Verity Inc			com	92343C106	1811	138005	 SH		SOLE			138005	0	0
Vignette Corp			com	926734104	  51	 36768	 SH		SOLE			36768	0	0
VitalWorks Inc			com	928483106	 597	134205	 SH		SOLE			134205	0	0
W-H Energy Svcs Inc		com	92925E108	 941	 42100	 SH		SOLE			42100	0	0
WebMD Corp			com	94769M105	 965	118200	 SH		SOLE			118200	0	0
Zomax Inc Minn			com	989929104	 680	165477	 SH		SOLE			165477	0	0
